CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY (DEFICIT) - USD ($)	Diamond Note 2 [Member] Additional Paid-in Capital [Member]	Diamond Note 2 [Member]	Commitments [Member] Common Stock [Member]	Commitments [Member] Additional Paid-in Capital [Member]	Commitments [Member]	Waiver Fee [Member] Common Stock [Member]	Waiver Fee [Member] Additional Paid-in Capital [Member]	Waiver Fee [Member] Stock Subscribed [Member]	Waiver Fee [Member]	Convertible Debt [Member] Common Stock [Member]	Convertible Debt [Member] Additional Paid-in Capital [Member]	Convertible Debt [Member]	Accounts Payable [Member] Common Stock [Member]	Accounts Payable [Member] Additional Paid-in Capital [Member]	Accounts Payable [Member] Stock Subscribed [Member]	Accounts Payable [Member]	Stock Payable [Member] Stock Subscribed [Member]	Stock Payable [Member]	Series A Preferred Stock [Member] Preferred Stock [Member]	Series A Preferred Stock [Member] Common Stock [Member]	Series A Preferred Stock [Member] Additional Paid-in Capital [Member]	Series A Preferred Stock [Member] Retained Earnings [Member]	Series A Preferred Stock [Member]	Series X Preferred Stock [Member] Preferred Stock [Member]	Series X Preferred Stock [Member] Common Stock [Member]	Series X Preferred Stock [Member] Additional Paid-in Capital [Member]	Series X Preferred Stock [Member]	Series C Preferred Stock [Member] Preferred Stock [Member]	Series C Preferred Stock [Member] Common Stock [Member]	Series C Preferred Stock [Member] Additional Paid-in Capital [Member]	Series C Preferred Stock [Member] Retained Earnings [Member]	Series C Preferred Stock [Member]	Series D Preferred Stock [Member] Preferred Stock [Member]	Series D Preferred Stock [Member] Additional Paid-in Capital [Member]	Series D Preferred Stock [Member] Retained Earnings [Member]	Series D Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Stock Subscribed [Member]	Total
Balance, at Dec. 31, 2019																								$ 262													$ 812,684	$ 8,407,977	$ (11,576,574)	$ 37,186	$ (2,318,465)
Balance, (in Shares) at Dec. 31, 2019																								26,227													81,268,443
Vesting of common stock issued to employees																																						67,623			67,623
Vesting of stock options issued to employees																																						421,502			421,502
Stock issued for services																			$ 48		$ 71,510		$ 71,558														$ 2,000	5,680			7,680
Stock issued for services (in Shares)																			4,800																		200,000
Settlement of derivative liabilities																																					$ 80,000	380,562			$ 460,562
Settlement of derivative liabilities (in Shares)																																					7,999,996				2,151,204
Common stock issued for payable										$ 633,748	$ 999,658	$ 1,633,406													$ 21,511	$ 44,057	$ 65,568										$ 3,869	17,787			$ 21,656
Common stock issued for payable (in Shares)										63,374,555															2,151,204												386,985
Issuance of shares (in Shares)																																					7,999,996				2,151,204
Gain on settlement																	$ (37,186)	$ (37,186)																							$ 399,761
Preferred stock dividends																											(65,568)											(75,535)			(75,535)
Loss for the period																																							(2,860,594)		(2,860,594)
Balance, at Dec. 31, 2020																			$ 48					$ 262													$ 1,553,812	10,340,821	(14,437,168)		(2,542,225)
Balance, (in Shares) at Dec. 31, 2020																			4,800					26,227													155,381,183
Vesting of common stock issued to employees																																						4,008			4,008
Vesting of stock options issued to employees																																						5,942			5,942
Stock issued for services																																					$ 10,961	211,519			222,480
Stock issued for services (in Shares)																																					1,097,358
Common stock issued for payable										$ 339,442	$ 2,314,353	$ 2,653,795
Common stock issued for payable (in Shares)										33,944,157
Sale of stock																												$ 30,000		$ 1,461,283		$ 1,491,283					$ 66,750	1,601,250			1,668,000
Sale of stock (in Shares)																												3,000,000									6,672,000
Warrants issued																														1,268,717		1,268,717
Gain on settlement																																									0
Conversion of Preferred Stock to common stock																			$ (48)	$ 6,000	(5,952)
Conversion of Preferred Stock to common stock (in Shares)																			(4,800)	600,000
Deemed dividend on Preferred Stock																					206,242	$ (206,242)								126,000	$ (126,000)
Preferred stock dividends																							(1,000)				$ (16,392)											(20,499)			(20,499)
Loss for the period																																							(2,402,211)		(2,402,211)
Balance, at Mar. 31, 2021																								$ 262				$ 30,000									$ 1,976,965	17,513,684	(17,171,621)		2,349,290
Balance, (in Shares) at Mar. 31, 2021																								26,227				3,000,000									197,694,698
Balance, at Dec. 31, 2020																			$ 48					$ 262													$ 1,553,812	10,340,821	(14,437,168)		(2,542,225)
Balance, (in Shares) at Dec. 31, 2020																			4,800					26,227													155,381,183
Vesting of common stock issued to employees																																						13,032			13,032
Vesting of stock options issued to employees																																						676,423			676,423
Stock issued for services																																					$ 10,963	211,517			222,480
Stock issued for services (in Shares)																																					1,099,320
Settlement of derivative liabilities (in Shares)																																					479,464
Common stock issued for payable															$ 252,029	$ 252,029																					$ 339,442	2,314,353			2,653,795
Common stock issued for payable (in Shares)																																					33,944,157
Issuance of shares																																					$ 4,795	115,071		(119,866)
Issuance of shares (in Shares)																																					479,464
Sale of stock																												$ 30,000		1,461,283		1,491,283	$ 31,000	$ 1,688,018		$ 1,719,018	$ 66,750	1,601,250			1,668,000
Sale of stock (in Shares)																											24,227	3,000,000					3,100,000				6,672,000
Warrants issued																														1,268,717		1,268,717		1,179,682		1,179,682		261,568			261,568
Gain on settlement																																									0
Conversion of Preferred Stock to common stock																			$ (48)	$ 6,000	(5,952)							$ (20,594)	$ 82,374	(61,780)
Conversion of Preferred Stock to common stock (in Shares)																			(4,800)	600,000								(2,059,356)	8,237,425
Shares issued for exercise of stock options																																					$ 82,816	156,184			$ 239,000
Shares issued for exercise of stock options (in Shares)																																					8,281,668				8,652,668
Net shares issued in connection with settlement agreement																								$ (20)													$ (13,620)	141,550			$ 127,910
Net shares issued in connection with settlement agreement (in Shares)																								(2,000)													(1,362,047)
Deemed dividend on Preferred Stock																					$ 206,242	$ (206,242)								$ 126,000	$ (126,000)			$ 2,786,288	$ (2,786,288)
Preferred stock dividends																							$ (1,000)				$ 0					$ (87,059)				$ (35,327)		(185,202)			(185,202)
Loss for the period																																							(7,922,634)		(7,922,634)
Balance, at Dec. 31, 2021																								$ 242				$ 9,406					$ 31,000				$ 2,133,332	24,295,063	(25,478,332)	$ 132,163	1,122,874
Balance, (in Shares) at Dec. 31, 2021																								24,227				940,644					3,100,000				213,333,170
Vesting of common stock issued to employees																																						1,512			1,512
Vesting of stock options issued to employees																																						167,015			$ 167,015
Settlement of derivative liabilities (in Shares)			1,720,000			1,541,721																															382,353			382,353	1,720,000
Common stock issued for payable													$ 31,797	$ 546,438		$ 578,235
Common stock issued for payable (in Shares)													3,179,650
Issuance of shares			$ 17,200	$ 226,106	$ 243,306	$ 15,417	$ 260,301	$ 91,440	$ 367,158																												$ 3,824	91,764		$ (95,588)
Issuance of shares (in Shares)			1,720,000			1,541,721																															382,353			382,353	1,720,000
Warrants issued	$ 2,213	$ 2,213																																				2,914			$ 2,914
Gain on settlement																																					$ (4,000)	4,000			(78,235)
Gain on settlement (in Shares)																																					(400,000)
Deemed dividend on Preferred Stock																																									226,106
Preferred stock dividends																																						(79,692)			(79,692)
Loss for the period																																							(3,645,194)		(3,645,194)
Balance, at Mar. 31, 2022																								$ 242				$ 9,406					$ 31,000				$ 2,197,570	$ 25,517,634	$ (29,123,526)	$ 128,015	$ (1,239,659)
Balance, (in Shares) at Mar. 31, 2022																								24,227				940,644					3,100,000				219,756,894